Leases (Details) (Cheniere Energy Partners, LP [Member], USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2013 Sabine Pass LNG, LP [Member] Land [Member] lease acre item	Feb. 28, 2005 Sabine Pass LNG, LP [Member] Land [Member] acre	Dec. 31, 2013 Sabine Pass LNG, LP [Member] Tug Boat [Member] item	Dec. 31, 2013 Sabine Pass Liquefaction [Member] Land [Member] acre item	Dec. 31, 2013 Sabine Pass Liquefaction [Member] Land2 [Member] acre item
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 10,000,000	$ 10,000,000	$ 9,200,000	$ 2,200,000	$ 2,300,000	$ 1,800,000
Number of Land Leases							3
Number of Amended Land Leases							2
Number Of Available Lease Extensions							6		2	5	6
Initial Term of Lease							30 years		10 years	5 years	30 years
Term of available extension							10 years		5 years	1 year	10 years
Acreage under lease							883	853		80.7	80.6
Annual lease payments							$ 1,500,000			$ 138,000	$ 257,800
Review Period for Inflation Adjustment							5 years				5 years